LONG-TERM DEBT - Summary of long-term debt (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($) item	Feb. 26, 2025 CAD ($) item	Jan. 29, 2025 CAD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 CAD ($) tranche	Dec. 31, 2022 CAD ($)
LONG-TERM DEBT
Long-term debt, before adjustments		$ 7,619.7				$ 7,645.3
Change in fair value related to hedged interest rate risk						(2.2)
Financing costs, net of amortization		(37.4)				(33.2)
Total financing costs net of amortization and changing in fair value related to hedge interest rate risk.		(37.4)				(35.4)
Total		7,582.3				7,609.9			$ 5,318.3
Less current portion		(400.0)				(1,480.6)
Total long-term debt		7,182.3			$ 4,021.2	6,129.3	$ 4,484.5
Fair value of related hedging derivative assets (liabilities), net					$ 141.5		$ 106.9
Redeemed for cash consideration		$ 1,900.3
Bank credit facility
LONG-TERM DEBT
Interest rate		6.08%			6.08%
Long-term debt, before adjustments		$ 1,432.6				2,419.0
Revolving credit facilities
LONG-TERM DEBT
Principal amount		2,000.0		$ 500.0
Borrowings		0.0				361.0
Revolving credit facility, amended and restated
LONG-TERM DEBT
Number of tranches for credit facility amount | item			2
Revolving credit facility, amended and restated, tranche one
LONG-TERM DEBT
Principal amount			$ 250.0
Revolving credit facility, amended and restated, tranche two
LONG-TERM DEBT
Principal amount			$ 250.0
Term credit facility
LONG-TERM DEBT
Principal amount								$ 2,100.0
Number of tranches for credit facility amount | tranche								3
Borrowings		$ 1,432.6				2,058.0
Term credit facility, tranche one
LONG-TERM DEBT
Redeemed for cash consideration	$ 700.0
Term credit facility, tranches two and three
LONG-TERM DEBT
Number of tranches remaining | item		2			2
Senior Notes
LONG-TERM DEBT
Long-term debt, before adjustments		$ 6,187.1				$ 5,226.3